Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of the Provision for Income Tax

Significant components of the provision for income tax are as follows:

	For the years ended December 31,
	2022	2023	2024
Hong Kong profits tax:
– Current year	$672,698	$1,408,470	$72,280
– Tax reduction	(1,538)	(1,154)	—
– Under (Over) provision for prior years	17,185	(25,587)	(430,964)
Income tax expenses (benefit)	$688,345	$1,381,729	$(358,684)

Schedule of Reconciles Statutory Rate to Effective Tax Rate

The following table reconciles statutory rate to effective tax rate:

	For the years ended December 31,
	2022	2023	2024
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
– Non-taxable income	(3.96)%	(0.30)%	0.26%
– Non-deductible expenses	9.41%	7.31%	(17.90)%
– Temporary difference not recognized	0.69%	0.34%	(0.09)%
– Tax reduction	(0.04)%	(0.02)%	—%
– Income tax at concessionary rate	(0.67)%	(0.35)%	0.41%
– Tax losses not recognized	—%	—	(0.52)%
– Under/over provision for prior years	0.55%	(0.43)%	8.32%
– Others	(0.53)%	—%	(0.05)%
Effective tax rate	21.95%	23.05%	6.93%

Schedule of the Net Deferred Tax Asset

Significant components of the Company’s net deferred tax asset were as follows:

	As of December 31,
	2023	2024
Deferred tax asset
Net operating loss carryforwards	$—	$27,143
Total deferred tax asset	—	27,143
Valuation allowance	—	(27,143)
Deferred tax asset, net of allowance	$—	$—